SUPPLEMENT DATED OCTOBER 29, 2003 TO THE PROSPECTUS

DATED MAY 1, 2003

JNL® SERIES TRUST

Effective October 28, 2003

For the Oppenheimer/JNL Growth Fund, the last paragraph in the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

Alan Gilston, Vice President of Oppenheimer, is primarily responsible for the day-to-day management of the Fund. He has over 22 years of investment experience as a portfolio manager and technology analyst. He joined Oppenheimer in 1997, prior to which he was a portfolio manager for Schroder Capital Management International. Mr. Gilston holds a BBA in Business Administration from the Bernard M. Baruch College and a MBA in Business Administration from St. John's University.

Effective October 24, 2003

For the Putnam/JNL Midcap Growth Fund, the last paragraph in the section entitled “The Sub-Adviser and Portfolio Management” should be deleted and replaced in its entirety with the following paragraph:

The Fund is managed by the Mid Cap Growth team at Putnam. The team is managed by Paul Marrkand, Senior Vice President and Senior Portfolio Manager, and Kevin Divney, Senior Vice President and Senior Portfolio Manager. Mr. Marrkand joined Putnam in 1987 and has over 18 years of investment experience. Mr. Divney joined Putnam in 1997 and has 15 years of investment experience.

For the Putnam/JNL Equity Fund, the last paragraph in the section entitled “The Sub-Adviser and Portfolio Management” should be deleted and replaced in its entirety with the following paragraph:

The Fund is managed by the U.S. Core Equity Team at Putnam. The team is headed by Paul Warren, Managing Director and Chief Investment Officer of the U.S. Core Equity and Global Core Equity teams. Mr. Warren joined Putnam in 1997 and has 21 years of investment experience. Prior to that, Mr. Warren was Director, Market Specialist for Japan with IDS Fund Management/Pilgrim BaxterAsia LLC.

For the Putnam/JNL International Fund, the last paragraph in the section entitled “The Sub-Adviser and Portfolio Management” should be deleted and replaced in its entirety with the following paragraph:

The Fund is managed by the International Core Equity team at Putnam. The team is managed by Joshua Byrne, Managing Director and Senior Portfolio Manager, and Simon Davis, Senior Vice President and Senior Portfolio Manager. Mr. Byrne has been employed by Putnam since 1992 and has over 14 years of investment experience. Mr. Davis joined Putnam in 2000 and has over 15 years of investment experience.

This Supplement is dated October 29, 2003.

(To be used with VC4224 Rev. 8/03, VC5526 Rev. 5/03, VC3656 Rev. 5/03, VC3657 Rev. 5/03, NV3174CE Rev. 5/03, NV3784 Rev. 5/03, NV4224 Rev.9/03, NV5526 Rev. 5/03, HR105 Rev. 5/03, and VC2440 Rev. 5/03.)

V5764 11/03

SUPPLEMENT DATED OCTOBER 29, 2003 TO THE PROSPECTUS

DATED MAY 1, 2003

JNL® SERIES TRUST

Effective October 28, 2003

For the Oppenheimer/JNL Growth Fund, the last paragraph in the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

Alan Gilston, Vice President of Oppenheimer, is primarily responsible for the day-to-day management of the Fund. He has over 22 years of investment experience as a portfolio manager and technology analyst. He joined Oppenheimer in 1997, prior to which he was a portfolio manager for Schroder Capital Management International. Mr. Gilston holds a BBA in Business Administration from the Bernard M. Baruch College and a MBA in Business Administration from St. John's University.

Effective October 24, 2003

For the Putnam/JNL Midcap Growth Fund, the last paragraph in the section entitled “The Sub-Adviser and Portfolio Management” should be deleted and replaced in its entirety with the following paragraph:

The Fund is managed by the Mid Cap Growth team at Putnam. The team is managed by Paul Marrkand, Senior Vice President and Senior Portfolio Manager, and Kevin Divney, Senior Vice President and Senior Portfolio Manager. Mr. Marrkand joined Putnam in 1987 and has over 18 years of investment experience. Mr. Divney joined Putnam in 1997 and has 15 years of investment experience.

For the Putnam/JNL International Fund, the last paragraph in the section entitled “The Sub-Adviser and Portfolio Management” should be deleted and replaced in its entirety with the following paragraph:

The Fund is managed by the International Core Equity team at Putnam. The team is managed by Joshua Byrne, Managing Director and Senior Portfolio Manager, and Simon Davis, Senior Vice President and Senior Portfolio Manager. Mr. Byrne has been employed by Putnam since 1992 and has over 14 years of investment experience. Mr. Davis joined Putnam in 2000 and has over 15 years of investment experience.

This Supplement is dated October 29, 2003.

(To be used with VC3723 Rev. 5/03.)

V5765 11/03